Form N-CSR Cover	12 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	The Catalyst/MAP Global Balanced Fund is amended to change the Growth of $10,000 graph to show the Fund with and without load. Original filing showed the load line twice. The Catalyst Insider Income Fund is amended to change the column header under the Average Annual Total Returns section from 10 Years to Since Inception.
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024